Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	20,000,000	16,100,000
Common stock, shares outstanding	20,000,000	16,100,000